INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 5. INCOME TAXES

The Company plans to elect REIT status effective for the year ending December 31, 2014, when it meets all requirements allowing it to do so. At that time, the Company would generally not be subject to income taxes assuming it complied with the specific distribution rules applicable to REITs.
Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and expected carry-forwards are available to reduce taxable income. The Company records a valuation allowance when, in the opinion of management, it is more likely than not, that the Company will not realize some or all deferred tax assets. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance equal to the deferred tax asset at December 31, 2013 and March 31, 2014. At December 31, 2013 the Company had federal and state net operating loss carry-forwards of approximately $675,000 and $673,000, respectively. The federal and state tax loss carry-forwards will begin to expire in 2032, unless previously utilized.
Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carry-forwards may be limited if a cumulative change in ownership of more than 50% occurs within a three year period. Management believes that such an ownership change had occurred but has not performed a study of the limitations on the net operating losses.

NOTE 6. INCOME TAXES

The Company plans to elect REIT status effective for the year ending December 31, 2014, when it meets all requirements allowing it to do so. At that time, the Company would generally not be subject to income taxes assuming it complied with the specific distribution rules applicable to REITs.
Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and expected carry-forwards are available to reduce taxable income. The Company records a valuation allowance when, in the opinion of management, it is more likely than not, that the Company will not realize some or all deferred tax assets. As the achievement of required future taxable income is uncertain, the Company required a valuation allowance at December 31, 2012 and 2013. The valuation allowance increased by $226,000 and $192,000 during 2012 and 2013, respectively. At December 31, 2013 the Company had federal and state net operating loss carry-forwards of approximately $675,000 and $673,000, respectively. The federal and state tax loss carry-forwards will begin to expire in 2032, unless previously utilized.
Significant components of the Company’s deferred tax assets are as follows:

	2012	2013
Deferred tax assets:
Start-up and acquisition costs	$20,000	$180,000
Net operating losses	210,000	256,000
	230,000	436,000
Deferred tax liabilities:
Depreciation and amortization	—	(14,000)
Total	230,000	422,000
Valuation allowance	(230,000)	(422,000)
Net deferred tax assets	$—	$—
Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carry-forwards may be limited if a cumulative change in ownership of more than 50% occurs within a three year period. Management believes that such an ownership change had occurred but has not performed a study of the limitations on the net operating losses.
Expected income tax by applying the statutory income tax rate to net loss differs from the actual tax provision as follows:

	2012	2013
Tax computed at the federal statutory rate	$(210,000)	$(364,000)
State taxes	(16,000)	(62,000)
Permanent differences	—	225,000
Other	—	9,000
Valuation allowance	226,000	192,000
Total provision	$—	$—